OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous current liabilities [abstract]
Schedule of other current liabilities

	As at December 31, 2022	As at December 31, 2021
Payable to Antofagasta plc[1]	$945	$—
Provision for environmental rehabilitation (note 27b)	191	166
Deposit on Pueblo Viejo gold and silver streaming agreement	54	43
Share-based payments (note 34a)	50	57
Pueblo Viejo JV partner shareholder loan (note 29)	32	9
Other	116	63
	$1,388	$338
1Relates to a liability to Antofagasta plc, which will fund their exit from the Reko Diq project, following its reconstitution as described in note 4.